Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Accrued Liabilities Abstract
Accrued compensation and benefits	$ 1,354	$ 655
Accrued interest expense	234	1,197
Accrued bonus and commissions	381	426
Accrued transaction costs	2,075
Accrued other	855	105
Accrued sales and other indirect taxes payable	213	236
Total accrued liabilities	$ 5,112	$ 2,619